INTANGIBLE ASSETS - Schedule of finite-lived intangible assets, future amortization expense (Details) - Dec. 31, 2023	CNY (¥)	USD ($)
INTANGIBLE ASSETS
2024	¥ 699,819	$ 98,567
2025	689,347	97,092
2026	685,737	96,584
2027	626,926	88,301
2028	¥ 575,533	$ 81,062